RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Impact of revision on the statement of operations (Details) - Northern Genesis Acquisition Corp II [Member] - $ / shares		3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Condensed Income Statements, Captions [Line Items]
Basic and diluted weighted average shares outstanding, Common stock subject to redemption (in Shares)	0.00	0.22	10,350,000	0.08
Basic and diluted net income per share, Common stock subject to redemption (in Dollars per share)			$ 0.00